Dreman Contrarian Large Cap Value Fund

Dreman Contrarian Mid Cap Value Fund

Dreman Contrarian Small Cap Value Fund

Supplement to the Prospectus dated February 28, 2006

Effective August 29, 2006, Leonid Shimunov is no longer a member of the adviser’s investment team. Therefore, all references to Mr. Shimunov under the heading “Portfolio Managers” in the Prospectus are hereby deleted. David N. Dreman and Nelson P. Woodard remain as members of the adviser’s investment team, and are jointly and primarily responsible for making the Funds’ investment recommendations. Mr. Dreman makes the final determination with respect to all investment decisions for the Funds.

This Supplement and the Prospectus dated February 28, 2006 provide information that you should know before investing in the Funds, and should be retained for future reference. Additional information is included in the Statement of Additional Information (“SAI”) of the Funds dated February 28, 2006, as supplemented. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Prospectus and the SAI are available upon request and without charge by calling Shareholder Services at 800-247-1014.

This Supplement is dated September 22, 2006

Dreman Contrarian Large Cap Value Fund

Dreman Contrarian Mid Cap Value Fund

Dreman Contrarian Small Cap Value Fund

Supplement to the Statement of Additional Information (“SAI”) dated February 28, 2006

Effective August 29, 2006, Leonid Shimunov is no longer a member of the adviser’s investment team. Therefore, all references to Mr. Shimunov under the heading “About the Portfolio Managers” in the SAI are hereby deleted. David N. Dreman and Nelson P. Woodard remain members of the adviser’s investment team, and are jointly and primarily responsible for making the Funds’ investment recommendations. Mr. Dreman makes the final determination with respect to all investment decisions for the Funds.

This Supplement and the SAI dated February 28, 2006, as well as the Funds’ Prospectus dated February 28, 2006, as supplemented provide information that you should know before investing in the Funds, and should be retained for future reference. The Prospectus and the SAI are available upon request and without charge by calling Shareholder Services at 800-247-1014.

This Supplement is dated September 22, 2006